Other Liabilities - Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities
Employee compensation	$ 170	$ 173
Current financial liabilities	149	145
Accrued expenses	83	75
Income taxes payable	83	32
Accrued interest payable	82	85
Contract liabilities	69	91
Taxes other than income taxes	53	68
Operating lease liabilities	40	37
Licensing obligation payable	39	38
Jackpot liabilities	38	57
Other	74	36
Total other current liabilities	$ 879	$ 837